UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-05715

The Gabelli Convertible and Income Securities Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Convertible and Income Securities Fund Inc.

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Thomas H. Dinsmore, CFA	Jane D. O’Keeffe	James A. Dinsmore, CFA
Chief Investment Officer	Portfolio Manager	Consultant	Portfolio Manager
	BS, Wharton School,	BA, University of	BA, Cornell University
	University of Pennsylvania	New Hampshire	MBA, Rutgers University
MA, Fairleigh Dickinson University

To Our Stockholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return of The Gabelli Convertible and Income Securities Fund Inc. was 5.0%, compared with a total return of (2.0)% for the Bloomberg Barclays Government/Credit Bond Index. The total return for the Fund’s publicly traded shares was 9.5%. The Fund’s NAV per share was $6.85, while the price of the publicly traded shares closed at $6.59 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)
						Since
	Year to					Inception
	Date	1 Year	5 year	10 year	15 year	(7/3/89)
Gabelli Convertible and Income Securities Fund (GCV)
NAV Total Return (b)	4.97%	36.91%	15.34%	10.19%	8.01%	7.77%
Investment Total Return (c)	9.47	39.22	18.12	10.19	8.15	7.43(d)
Bloomberg Barclays Government/Credit Bond Index	(2.01)	(0.50)	3.32	3.71	4.56	N/A(e)
Lipper Convertible Securities Fund Average	4.80	38.21	17.42	11.12	9.43	9.33(f)

(a)	Performance returns for periods of less than one year are not annualized. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25 on March 31, 1995.
(d)	Since inception return is from March 31, 1995 when the Fund converted to closed-end status; before this date, the Fund had no operating history on the NYSE.
(e)	The Bloomberg Barclays Government/Credit Bond Index inception date is January 29, 1999.
(f)	From June 30, 1989, the date closest to the Fund’s inception for which data is available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2021:

The Gabelli Convertible and Income Securities Fund Inc.

Computer Software and Services	25.6%
Health Care	15.0%
Financial Services	6.4%
Telecommunications	5.6%
Security Software	5.1%
Consumer Services	5.0%
Business Services	4.8%
Real Estate Investment Trusts	4.3%
Energy and Utilities	4.3%
U.S. Government Obligations	3.2%
Semiconductors	2.9%
Communications Equipment	2.8%
Diversified Industrial	2.4%
Cable and Satellite	2.1%
Automotive: Parts and Accessories	1.8%
Electronics	1.2%
Airlines	1.2%
Transportation	1.1%
Aerospace	1.1%
Retail	0.9%
Agriculture	0.7%
Automotive	0.7%
Consumer Products	0.6%
Food and Beverage	0.6%
Broadcasting	0.5%
Computer Hardware	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each year on Form N-PORT. Stockholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — June 30, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 75.4%
	Aerospace — 1.1%
$1,713,000	Kaman Corp.,
	3.250%, 05/01/24	$1,762,220	$1,815,845

	Airlines — 1.2%
585,000	JetBlue Airways Corp.,
	0.500%, 04/01/26(a)	589,734	585,877
930,000	Southwest Airlines Co.,
	1.250%, 05/01/25	1,081,713	1,413,019
		1,671,447	1,998,896

	Automotive — 0.7%
1,000,000	Ford Motor Co.,
	Zero Coupon,
	03/15/26(a)	1,151,115	1,110,625

	Broadcasting — 0.5%
588,000	Liberty Media Corp.-
	Liberty Formula One,
	1.000%, 01/30/23	597,095	801,958

	Business Services — 4.2%
860,000	2U Inc.,
	2.250%, 05/01/25	851,252	1,418,570
1,500,000	Perficient Inc.,
	1.250%, 08/01/25(a)	1,500,000	2,470,350
1,000,000	RingCentral Inc.,
	Zero Coupon, 03/01/25	1,064,235	1,109,375
500,000	Shift4 Payments Inc.,
	Zero Coupon,
	12/15/25(a)	660,232	676,550
	Square Inc.
250,000	0.125%, 03/01/25	395,500	516,094
500,000	0.250%, 11/01/27(a)	513,126	582,500
		4,984,345	6,773,439

	Cable and Satellite — 2.1%
	DISH Network Corp.
1,000,000	Zero Coupon, 12/15/25(a)	1,000,000	1,169,500
1,000,000	3.375%, 08/15/26	1,007,306	1,023,000
1,315,000	fuboTV Inc.,
	3.250%, 02/15/26(a)	1,275,066	1,304,316
		3,282,372	3,496,816

	Communications Equipment — 1.5%
2,210,000	InterDigital Inc.,
	2.000%, 06/01/24	2,204,443	2,460,006

	Computer Software and Services — 24.3%
1,265,000	8x8 Inc.,
	0.500%, 02/01/24	1,314,380	1,572,641

Principal			Market
Amount		Cost	Value
	Bandwidth Inc.
$500,000	0.250%, 03/01/26	$503,655	$813,500
785,000	0.500%, 04/01/28(a)	785,000	810,513
1,000,000	Big Bear Inc.,
	6.000%, 06/01/26	1,000,000	1,000,000
	Blackline Inc.
250,000	0.125%, 08/01/24	250,486	402,187
900,000	Zero Coupon, 03/15/26(a)	900,000	868,500
425,000	Cloudflare Inc.,
	0.750%, 05/15/25	425,000	1,212,312
	Coupa Software Inc.
705,000	0.125%, 06/15/25	720,017	1,221,835
900,000	0.375%, 06/15/26	897,904	1,042,763
2,000,000	CSG Systems International Inc.,
	4.250%, 03/15/36	2,031,620	2,071,200
225,000	Dropbox Inc.,
	Zero Coupon,
	03/01/28(a)	225,000	247,500
1,025,000	Everbridge Inc.,
	0.125%, 12/15/24	1,033,313	1,403,609
400,000	Farfetch Ltd.,
	3.750%, 05/01/27	413,524	1,300,000
721,000	GDS Holdings Ltd.,
	2.000%, 06/01/25	605,822	1,182,440
1,435,000	i3 Verticals LLC,
	1.000%, 02/15/25	1,341,039	1,461,906
1,380,000	Limelight Networks Inc.,
	3.500%, 08/01/25(a)	1,311,103	1,254,396
620,000	LivePerson Inc.,
	0.750%, 03/01/24	622,603	1,084,429
1,250,000	Lumentum Holdings Inc.,
	0.500%, 12/15/26	1,327,297	1,354,750
800,000	MakeMyTrip Ltd.,
	Zero Coupon,
	02/15/28(a)	818,857	834,166
1,500,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	1,503,687	3,055,350
1,000,000	MercadoLibre Inc.,
	2.000%, 08/15/28	979,523	3,535,000
1,000,000	PAR Technology Corp.,
	2.875%, 04/15/26	866,004	1,813,993
1,500,000	Progress Software Corp.,
	1.000%, 04/15/26(a)	1,501,898	1,523,358
1,000,000	PROS Holdings Inc.,
	1.000%, 05/15/24	1,153,510	1,031,875
1,165,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	1,184,177	1,528,480
1,500,000	Splunk Inc.,
	1.125%, 09/15/25	1,593,849	1,833,750

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Computer Software and Services (Continued)
$640,000	Varonis Systems Inc.,
	1.250%, 08/15/25	$645,857	$1,256,000
1,295,000	Verint Systems Inc.,
	0.250%, 04/15/26(a)	1,303,041	1,276,282
1,050,000	Workiva Inc.,
	1.125%, 08/15/26	1,090,361	1,603,491
		28,348,527	39,596,226

	Consumer Products — 0.2%
345,000	Cracker Barrel Old Country
	Store Inc.,
	0.625%, 06/15/26(a)	345,000	348,019

	Consumer Services — 5.0%
640,000	Callaway Golf Co.,
	2.750%, 05/01/26	692,571	1,307,600
970,000	NCL Corp. Ltd.,
	5.375%, 08/01/25(a)	1,277,728	1,768,795
	Royal Caribbean Cruises
	Ltd.
270,000	4.250%, 06/15/23(a)	294,220	369,245
445,000	2.875%, 11/15/23(a)	445,000	560,138
450,000	Shopify Inc.,
	0.125%, 11/01/25	450,000	588,150
1,565,000	Stride Inc.,
	1.125%, 09/01/27(a)	1,405,474	1,457,328
570,000	Vroom Inc.,
	0.750%, 07/01/26(a)	575,083	591,660
1,350,000	Wayfair Inc.,
	0.625%, 10/01/25(a)	1,389,976	1,444,500
		6,530,052	8,087,416

	Diversified Industrial — 1.1%
600,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	601,220	1,521,375
225,000	John Bean Technologies
	Corp.,
	0.250%, 05/15/26(a)	225,000	239,850
		826,220	1,761,225

	Electronics — 1.2%
1,800,000	Knowles Corp.,
	3.250%, 11/01/21	1,808,923	2,021,580

	Energy and Utilities — 1.8%
795,000	Bloom Energy Corp.,
	2.500%, 08/15/25(a)	830,774	1,420,983
1,800,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,355,607	1,533,974
		2,186,381	2,954,957

Principal			Market
Amount		Cost	Value
	Financial Services — 2.8%
$535,000	Chimera Investment Corp.,
	7.000%, 04/01/23	$557,247	$1,226,487
630,000	Digitalbridge Operating Co.
	LLC,
	5.750%, 07/15/25(a)(b)	746,727	2,224,719
955,000	GOL Equity Finance SA,
	3.750%, 07/15/24(a)	1,014,997	860,097
225,000	Repay Holdings Corp.,
	Zero Coupon,
	02/01/26(a)	225,000	223,875
		2,543,971	4,535,178

	Food and Beverage — 0.2%
325,000	The Cheesecake Factory
	Inc.,
	0.375%, 06/15/26	325,000	321,547

	Health Care — 12.1%
1,000,000	1Life Healthcare Inc.,
	3.000%, 06/15/25	1,011,137	1,103,320
445,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26	448,211	457,053
1,000,000	Collegium Pharmaceutical
	Inc.,
	2.625%, 02/15/26	1,070,578	1,081,368
1,000,000	CONMED Corp.,
	2.625%, 02/01/24	1,011,011	1,616,250
800,000	Cutera Inc.,
	2.250%, 03/15/26(a)	800,000	1,308,000
	Dexcom Inc.
295,000	0.750%, 12/01/23	294,501	767,369
820,000	0.250%, 11/15/25	843,189	860,487
900,000	Esperion Therapeutics Inc.,
	4.000%, 11/15/25(a)	900,000	776,162
1,635,000	Exact Sciences Corp.,
	0.375%, 03/15/27	1,683,246	2,171,484
1,500,000	Insulet Corp.,
	0.375%, 09/01/26	1,495,850	2,046,563
	Invacare Corp.
750,000	4.500%, 06/01/22	727,315	705,938
680,000	4.250%, 03/15/26(a)	680,000	681,967
418,000	Pacira BioSciences Inc.,
	2.375%, 04/01/22	420,807	457,449
750,000	Paratek Pharmaceuticals
	Inc.,
	4.750%, 05/01/24	717,187	701,025
850,000	PetIQ Inc.,
	4.000%, 06/01/26	850,000	1,281,375
1,250,000	Supernus Pharmaceuticals
	Inc.,
	0.625%, 04/01/23	1,245,832	1,235,156

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$680,000	Tabula Rasa HealthCare Inc.,
	1.750%, 02/15/26	$689,429	$697,884
1,030,000	Teladoc Health Inc.,
	1.250%, 06/01/27	1,042,182	1,158,132
750,000	Travere Therapeutics Inc.,
	2.500%, 09/15/25	694,935	638,001
		16,625,410	19,744,983

	Real Estate Investment Trusts — 2.5%
2,000,000	Arbor Realty Trust Inc.,
	4.750%, 11/01/22	2,000,000	2,189,600
275,000	Braemar Hotels & Resorts
	Inc.,
	4.500%, 06/01/26(a)	275,000	330,236
225,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	225,000	256,275
455,000	Realogy Group LLC/Realogy
	Co.- Issuer Corp.,
	0.250%, 06/15/26(a)	460,118	458,873
800,000	Summit Hotel Properties
	Inc.,
	1.500%, 02/15/26	820,582	828,400
		3,780,700	4,063,384

	Retail — 0.7%
640,000	National Vision Holdings
	Inc.,
	2.500%, 05/15/25	646,648	1,130,000

	Security Software — 5.1%
1,150,000	Cardlytics Inc.,
	1.000%, 09/15/25(a)	1,266,021	1,909,000
745,000	CyberArk Software Ltd.,
	Zero Coupon, 11/15/24	751,667	809,294
840,000	Nice Ltd.,
	Zero Coupon,
	09/15/25(a)	849,351	901,313
165,000	Nice Systems Inc.,
	1.250%, 01/15/24	168,413	489,947
1,500,000	Okta Inc.,
	0.125%, 09/01/25	1,443,848	2,166,750
1,335,000	Zscaler Inc.,
	0.125%, 07/01/25(a)	1,352,921	2,090,276
		5,832,221	8,366,580

	Semiconductors — 1.0%
260,000	ON Semiconductor Corp.,
	Zero Coupon,
	05/01/27(a)	260,000	271,856

Principal			Market
Amount		Cost	Value
$300,000	Teradyne Inc.,
	1.250%, 12/15/23	$313,406	$1,271,625
		573,406	1,543,481

	Telecommunications — 5.0%
1,500,000	Harmonic Inc.,
	2.000%, 09/01/24	1,577,972	1,780,350
750,000	Infinera Corp.,
	2.500%, 03/01/27	717,307	1,142,072
1,200,000	Kaleyra Inc.,
	6.125%, 06/01/26(a)	1,200,000	1,225,268
700,000	Liberty Latin America Ltd.,
	2.000%, 07/15/24	700,000	716,508
1,225,000	PagerDuty Inc.,
	1.250%, 07/01/25(a)	1,225,987	1,600,156
	Vocera Communications
	Inc.
750,000	1.500%, 05/15/23	761,745	1,024,687
775,000	0.500%, 09/15/26(a)	774,750	736,250
		6,957,761	8,225,291

	Transportation — 1.1%
1,000,000	Atlas Air Worldwide
	Holdings Inc.,
	1.875%, 06/01/24	932,090	1,280,625
445,000	Seaspan Corp.,
	3.750%, 12/15/25(a)	450,287	543,345
		1,382,377	1,823,970

	TOTAL CONVERTIBLE
	CORPORATE BONDS	94,365,634	122,981,422

Shares
	CONVERTIBLE PREFERRED STOCKS — 0.9%
	Agriculture — 0.6%
9,000	Bunge Ltd.,
	4.875%	999,900	1,046,070

	Telecommunications — 0.3%
10,000	Cincinnati Bell Inc., Ser. B,
	6.750%	146,937	500,100

	TOTAL CONVERTIBLE
	PREFERRED STOCKS	1,146,837	1,546,170

	MANDATORY CONVERTIBLE SECURITIES(c) — 11.5%
	Automotive: Parts and Accessories — 1.5%
13,600	Aptiv plc, Ser. A,
	5.500%, 06/15/23	1,372,476	2,431,952

	Business Services — 0.5%
7,500	Clarivate plc, Ser. A,
	5.250%, 06/01/24	750,625	785,250

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	MANDATORY CONVERTIBLE SECURITIES(c) (Continued)
	Diversified Industrial — 1.3%
11,000	Colfax Corp.,
	5.750%, 01/15/22	$1,145,650	$2,048,200

	Energy and Utilities — 2.4%
	NextEra Energy Inc.
17,400	5.279%, 03/01/23	848,250	851,904
38,030	6.219%, 09/01/23	1,889,154	1,878,682
5,000	Sempra Energy, Ser. B,
	6.750%, 07/15/21	509,073	493,850
11,150	Spire Inc., Ser. A,
	7.500%, 03/01/24	564,500	602,880
		3,810,977	3,827,316
	Financial Services — 1.6%
2,115	2020 Cash Mandatory
	Exchangeable Trust,
	5.250%, 06/01/23	2,278,684	2,670,357

	Health Care — 2.3%
12,060	Avantor Inc., Ser. A,
	6.250%, 05/15/22	668,605	1,321,294
750	Danaher Corp., Ser. B,
	5.000%, 04/15/23	978,709	1,106,453
24,990	Elanco Animal Health Inc.,
	5.000%, 02/01/23	1,360,293	1,340,963
		3,007,607	3,768,710
	Semiconductors — 1.9%
2,085	Broadcom Inc., Ser. A,
	8.000%, 09/30/22	2,162,593	3,168,929

	TOTAL MANDATORY
	CONVERTIBLE
	SECURITIES	14,528,612	18,700,714

	COMMON STOCKS — 9.0%
	Agriculture — 0.1%
2,000	Corteva Inc.	93,396	88,700

	Automotive: Parts and Accessories — 0.3%
400	Dana Inc.	9,597	9,504
500	Genuine Parts Co.	48,610	63,235
10,000	Navistar International
	Corp.†	441,060	445,000
		499,267	517,739

	Broadcasting — 0.0%
4,000	Grupo Televisa SAB, ADR	51,560	57,120

	Business Services — 0.1%
1,200	US Concrete Inc.†	88,560	88,560

			Market
Shares		Cost	Value
	Communications Equipment — 1.3%
8,113	American Tower Corp.,
	REIT	$941,239	$2,191,646

	Computer Hardware — 0.1%
600	International Business
	Machines Corp.	55,824	87,954

	Computer Software and Services — 1.3%
8,987	Alibaba Group Holding Ltd.,
	ADR†	1,344,455	2,038,072

	Consumer Products — 0.4%
75,000	Swedish Match AB	159,856	639,569

	Energy and Utilities — 0.1%
515,000	Bristow Group Inc.,
	Escrow†	0	0
2,000	PNM Resources Inc.	96,660	97,540
		96,660	97,540

	Financial Services — 2.0%
2,500	American Express Co.	221,594	413,075
5,000	Bank of America Corp.	138,527	206,150
1,400	Citigroup Inc.	77,224	99,050
500	JPMorgan Chase & Co.	35,921	77,770
2,500	Julius Baer Group Ltd.	68,193	163,145
300	Morgan Stanley	12,661	27,507
9,000	State Street Corp.	413,587	740,520
18,000	The Bank of New York
	Mellon Corp.	496,304	922,140
3,300	The PNC Financial Services
	Group Inc.	199,775	629,508
		1,663,786	3,278,865

	Food and Beverage — 0.4%
4,000	Maple Leaf Foods Inc.	70,315	83,027
1,000	Pernod Ricard SA	113,236	221,972
1,500	Remy Cointreau SA	141,963	309,659
		325,514	614,658

	Health Care — 0.6%
500	Johnson & Johnson	59,862	82,370
20,000	Kindred Biosciences Inc.†	184,000	183,400
1,500	Merck & Co. Inc.	47,803	116,655
500	Organon & Co.†	12,510	15,130
13,500	Roche Holding AG, ADR	419,359	634,365
		723,534	1,031,920

	Real Estate Investment Trusts — 1.8%
15,205	Crown Castle International
	Corp.	1,787,223	2,966,495

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Retail — 0.2%
4,000	At Home Group Inc.†	$147,600	$147,360
600	Costco Wholesale Corp.	25,582	237,402
		173,182	384,762

	Telecommunications — 0.3%
600	Swisscom AG	217,232	342,524
4,000	Verizon Communications
	Inc.	184,732	224,120
		401,964	566,644

	Transportation — 0.0%
800	GATX Corp.	27,171	70,776

	TOTAL COMMON STOCKS	8,433,191	14,721,020

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.2%
$5,206,000	U.S. Treasury Bills,
	0.005% to 0.030%††,
	07/29/21 to 11/18/21	5,205,725	5,205,482

TOTAL INVESTMENTS — 100.0%		$123,679,999	163,154,808

Other Assets and Liabilities (Net)			(518,798)

PREFERRED STOCK
(337,600 preferred shares outstanding)			(33,760,000)

NET ASSETS — COMMON STOCK
(18,821,385 common shares outstanding)			$128,876,010

NET ASSET VALUE PER COMMON SHARE
($128,876,010 ÷ 18,821,385 shares outstanding)			$6.85

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	At June 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $2,224,719 or 1.36% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	06/30/21 Carrying Value Per Bond
$630,000	Digitalbridge Operating
	Co. LLC,
	5.750%, 07/15/25	07/17/20	$746,727	$3,531.3000

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $123,679,999)	$163,154,808
Foreign currency, at value (cost $494)	494
Cash	62,213
Deposit at brokers	50
Dividends and interest receivable	503,708
Deferred offering expense	244,685
Prepaid expenses	2,337
Total Assets	163,968,295
Liabilities:
Distributions payable	18,756
Payable for investments purchased	1,000,000
Payable for investment advisory fees	132,753
Payable for payroll expenses	20,722
Payable for accounting fees	3,750
Series E Cumulative Preferred Stock (4.00%, $100 liquidation value, 350,000 shares authorized with 337,600 shares issued and outstanding)(See Notes 2 and 5)	33,760,000
Other accrued expenses	156,304
Total Liabilities	35,092,285
Net Assets Attributable to Common Stockholders	$128,876,010
Net Assets Attributable to Common Stockholders Consist of:
Paid-in capital	$85,626,877
Total distributable earnings	43,249,133
Net Assets	$128,876,010

Net Asset Value per Common Share:
($128,876,010 ÷ 18,821,385 shares outstanding at $0.001 par value; 998,000,000 shares authorized)	$6.85

Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $7,040)	$600,650
Interest	762,738
Total Investment Income	1,363,388
Expenses:
Investment advisory fees	804,777
Interest expense on preferred stock	675,200
Stockholder communications expenses	42,595
Directors’ fees	39,431
Legal and audit fees	39,272
Payroll expenses	38,933
Stockholder services fees	22,614
Accounting fees	22,500
Shelf offering expense	16,686
Custodian fees	8,598
Miscellaneous expenses	35,618
Total Expenses	1,746,224
Less:
Expenses paid indirectly by broker (See Note 3)	(1,119)
Net Expenses	1,745,105
Net Investment Loss	(381,717)
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	8,890,476
Net realized gain on foreign currency transactions	147

Net realized gain on investments and foreign currency transactions	8,890,623
Net change in unrealized appreciation/depreciation:
on investments	(2,258,889)
on foreign currency translations	(1,240)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,260,129)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,630,494
Net Increase in Net Assets Attributable to Common Stockholders Resulting from Operations	$6,248,777

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:
Net investment loss	$(381,717)	$(153,952)
Net realized gain on investments and foreign currency transactions	8,890,623	9,622,026
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,260,129)	19,863,836
Net Increase in Net Assets Attributable to Common Stockholders Resulting from Operations	6,248,777	29,331,910

Distributions to Common Stockholders:
Accumulated earnings	(4,517,132)*	(9,034,265)

Total Distributions to Common Stockholders	(4,517,132)	(9,034,265)

Net Increase in Net Assets Attributable to Common Stockholders	1,731,645	20,297,645

Net Assets Attributable to Common Stockholders:
Beginning of year	127,144,365	106,846,720
End of period	$128,876,010	$127,144,365

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.
Statement of Cash Flows
For the Six Months Ended June 30, 2021 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$6,248,777

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(31,570,615)
Proceeds from sales of long term investment securities	35,962,424
Net sales of short term investment securities	766,870
Net realized gain on investments	(8,890,476)
Net change in unrealized depreciation on investments	2,258,889
Net amortization of discount	238,754
Decrease in dividends and interest receivable	26,851
Decrease in deferred offering expense	13,364
Decrease in prepaid expenses	2,434
Increase in payable for investments purchased	1,000,000
Decrease in payable for investment advisory fees	(1,417)
Decrease in payable for payroll expenses	(8,795)
Decrease in other accrued expenses	(16,903)
Decrease in payable to custodian	(1,450,745)
Net cash provided by operating activities	4,579,412

Net decrease in net assets resulting from financing activities:
Distributions to Common Stockholders	(4,517,132)
Net cash used in financing activities	(4,517,132)
Net increase in cash	62,280
Cash (including foreign currency):
Beginning of year	477
End of period	$62,757

Supplemental disclosure of cash flow information and non-cash activities:
Interest paid on preferred stock	$675,200
Value of shares received as part of mergers of certain Fund investments	13,536,311
Value of shares received as part of an exchange offer from one of the Fund’s investments	159,856

The following table provides a reconciliation of cash, cash held at broker and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2021:
Cash	$62,213
Foreign currency, at value	494
Cash held at broker	50
$62,757

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.
Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Operating Performance:
Net asset value, beginning of year	$6.76		$5.68	$4.83	$5.57	$5.30	$5.30
Net investment income/(loss)	(0.25)		(0.01)	0.06	0.09	0.09	0.12
Net realized and unrealized gain/(loss) on investments, securities sold short, swap contracts, and foreign currency transactions	0.58		1.57	1.34	(0.22)	0.77	0.39
Total from investment operations	0.33		1.56	1.40	(0.13)	0.86	0.51
Distributions to Preferred Stockholders: (a)
Net investment income	—		—	(0.01)	(0.02)	(0.03)	(0.03)
Net realized gain	—		—	(0.06)	(0.07)	(0.08)	(0.07)
Total distributions to preferred stockholders	—		—	(0.07)	(0.09)	(0.11)	(0.10)
Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	0.33		1.56	1.33	(0.22)	0.75	0.41
Distributions to Common Stockholders:
Net investment income	(0.01	)*	(0.02)	(0.08)	(0.10)	(0.12)	(0.10)
Net realized gain	(0.23	)*	(0.46)	(0.37)	(0.38)	(0.36)	(0.30)
Return of capital	—		—	(0.03)	—	—	(0.01)
Total distributions to common stockholders	(0.24)		(0.48)	(0.48)	(0.48)	(0.48)	(0.41)
Fund Share Transactions:
Decrease in net asset value from common share transactions issued in rights offerings	—		—	—	(0.02)	—	—
Increase in net asset value from common shares issued upon reinvestment of distributions	—		—	—	0.00 (b)	—	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—	0.00 (b)	(0.02)	—	—
Total Fund share transactions	—		—	0.00 (b)	(0.04)	—	—
Net Asset Value Attributable to Common Stockholders, End of Period	$6.85		$6.76	$5.68	$4.83	$5.57	$5.30
NAV total return †	4.97%		30.17%	28.40%	(5.08)%	14.59%	8.34%
Market value, end of period	$6.59		$6.25	$5.85	$4.39	$5.90	$4.69
Investment total return ††	9.47%		16.97%	45.68%	(14.12)%	37.53%	6.97%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$162,636		$160,904	$141,847	$114,684	$103,445	$98,733
Net assets attributable to common shares, end of period (in 000’s)	$128,876		$127,144	$106,847	$90,545	$79,306	$74,594
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	(0.60	)%(c)	(0.14)%	1.17%	1.37%	1.56%	2.37%

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.
Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020		2019		2018	2017	2016
Ratio of operating expenses to average net assets attributable to common shares before fees waived (d)(e)	2.74	%(c)(f)	3.13	%(f)	2.06	%(f)	1.89%	1.96%	1.95	%(g)(h)
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (d)(i)	2.74	%(c)(f)	3.13	%(f)	2.06	%(f)	1.60%	1.96%	1.97	%(g)(h)
Portfolio turnover rate	20%		44%		45%		42%	27%	71%

Cumulative Preferred Stock: 6.000% Series B Preferred
Liquidation value, end of period (in 000’s)	—		—		—		$24,139	$24,139	$24,139
Total shares outstanding (in 000’s)	—		—		—		966	966	966
Liquidation preference per share	—		—		—		$25.00	$25.00	$25.00
Average market value (j)	—		—		—		$25.91	$26.45	$26.52
Asset coverage per share	—		—		—		$118.78	$107.14	$102.26
4.000% Series E Preferred
Liquidation value, end of period (in 000’s)	$33,760		$33,760		$35,000		—	—	—
Total shares outstanding (in 000’s)	338		338		350		—	—	—
Liquidation preference per share	$100.00		$100.00		$100.00		—	—	—
Average market value (j)(k)	$100.00		$100.00		$100.00		—	—	—
Asset coverage per share	$481.74		$476.61		$405.28		—	—	—
Asset Coverage	482%		477%		405%		475%	429%	409%

†	Based on net asset value per share, adjusted for the rights offering and for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for the rights offering and for reinvestment of distributions at prices obtained under the Fund‘s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.

(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2021 and years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 2.17%, 2.37%, 1.61%, 1.47%, 1.50%, and 1.46%, respectively.

(f)	The Fund incurred interest expense on the Series E Preferred Shares issued October 16, 2019. (see Footnotes 2 and 5).

(g)	The Fund incurred dividend expenses on securities sold short. For the year ended December 31, 2016, the impact was minimal.

(h)	During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement been included in this period, the expenses ratios would have been 1.69% attributable to common shares before fees waived, 1.69% attributable to common shares net of advisory fee reduction, 1.26% including liquidation value of preferred shares before fees waived, and 1.26% including liquidation value of preferred shares net of advisory fee reduction.

(i)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2021 and years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 2.17%, 2.37%, 1.61%, 1.24%, 1.50%, and 1.46%, respectively.

(j)	Based on weekly prices.

(k)	The Series E Preferred is a private placement and is not listed on an exchange, nor does the Fund expect a secondary market to develop. The average market price shown is the $100 liquidation preference of the Series E Preferred.

See accompanying notes to financial statements.

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Convertible and Income Securities Fund Inc. is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as a diversified open-end management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. At a special meeting of stockholders held on February 17, 1995, the Board of Directors (the Board) voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$122,981,422	$122,981,422
Convertible Preferred Stocks (a)	$1,546,170	—	1,546,170
Mandatory Convertible Securities (a)	16,030,357	2,670,357	18,700,714
Common Stocks (a)	14,721,020	0	14,721,020
U.S. Government Obligations	—	5,205,482	5,205,482
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$32,297,547	$130,857,261	$163,154,808

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no level 3 investments held at June 30, 2021 and December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited) (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited) (Continued)

The Fund’s derivative contracts held at June 30, 2021, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2021, the Fund held no investments in equity contract for difference swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited) (Continued)

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2021, there were no short sales outstanding.

Series E Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited) (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security held at June 30, 2021, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Stockholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to stockholders of the Fund’s 4.000% Series E Cumulative Preferred Stock (Series E Preferred) are recorded on a daily basis and are determined as described in Note 5.

The Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Common
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$2,490,977
Net long term capital gains	6,543,288
Total distributions paid	$9,034,265

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$123,725,239	$40,234,864	$(805,295)	$39,429,569

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of its average daily net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2021, the Fund paid $360 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,119.

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2021, the Fund accrued $38,933 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $31,631,992 and $35,959,455, respectively. Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2021, aggregated $25,084,379 and $25,851,249, respectively.

5. Capital. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2021 and the year ended December 31, 2020, the Fund did not repurchase any shares of its common stock in the open market.

The Fund’s Articles of Incorporation authorize the issuance of up to 1,995,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series E Preferred at a redemption price of $100 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On October 16, 2019, the Fund issued 350,000 shares of Series E Preferred 4.00% Cumulative Preferred Stock, receiving $34,876,680 after the deduction of offering expenses of $123,320. The Series E has a liquidation value of $100 per share and an annual dividend rate of 4.00%. The Series E Preferred is subject to mandatory

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited) (Continued)

redemption by the Fund on October 16, 2023. At June 30, 2021, 337,600 shares of Series E Preferred were outstanding and accrued dividends amounted to $18,756.

From April 16, 2020 to October 15, 2020 (the First Put Period), the Fund would accept for redemption, in aggregate, up to 10% of the outstanding Series E Preferred. From October 16, 2020 to October 15, 2021 (the Second Put Period), the Fund will accept for redemption, in aggregate, up to 20% of the outstanding Series E Preferred, with the number of outstanding Series E Preferred determined as of October 16, 2020. A Series E Preferred stockholder may, after notice to the Fund 30 days prior to the respective put period, submit one redemption request for part or all of such holdings in each put period, subject to the respective foregoing percentage limitations. The Fund will redeem such Shares at the liquidation preference plus any accumulated and unpaid dividends. If the capacity limitations for the First Put Period or the Second Put Period are exceeded, the Fund will redeem the Series E Preferred on a pro rata basis. During the period from October 16, 2021 to October 15, 2022 (the Third Put Period), a Series E Preferred stockholder may, with notice 45 days prior to the Fund, submit part or all of such Shares without limitation for redemption at the liquidation preference plus any accumulated and unpaid dividends.

On October 16, 2023, the Fund will redeem any Series E Preferred not previously liquidated at the liquidation preference plus any accumulated and unpaid dividends.

On May 17, 2020, 12,400 shares of the Series E were put back to the Fund at their liquidation preference of $100 per share plus accrued and unpaid dividends.

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Convertible Securities Concentration. The Fund will invest at least 80% of its net assets, under normal market conditions, in a combination of convertible securities and income producing securities (the 80% Policy). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without stockholder approval. However, the Fund has adopted a policy to provide stockholders with notice at least 60 days prior to the implementation of any change in the 80% Policy.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Convertible and Income Securities Fund Inc.
Notes to Financial Statements (Unaudited) (Continued)

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 7, 2021, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Stockholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Stockholders was held virtually on May 10, 2021. At that meeting, common and preferred stockholders, voting together as a single class, re-elected John Birch, E. Val Cerutti, Leslie F. Foley, Michael J. Melarkey and Kuni Nakamura as Directors of the Fund, with 13,098,742 votes, 13,055,392 votes, 13,084,983 votes, 13,105,386, and 13,077,613 votes cast in favor of these Directors, and 242,414 votes, 285,764 votes, 256,173 votes, 235,771 votes, and 263,543 votes withheld for these Directors, respectively.

Anthony S. Colavita, Thomas H, Dinsmore, Daniel D. Harding, Vincent D. Enright, Agnes Mullady, Anthonie C. van Ekris, Werner J. Roeder, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Convertible and Income Securities Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 12, 2021, the Board of the Fund approved the continuation of the investment advisory contract with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, five, and ten year periods ended March 31, 2021 against a peer group of convertible and total return income oriented funds selected by the Adviser (the Adviser Peer Group) and against a peer group consisting of funds in the Fund’s Lipper category (the Lipper Peer Group). The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period and in the second quartile for the three year, five year, and ten year periods for the Adviser Peer Group, and in the second quartile for the one and ten year periods and in the first quartile in the three and five year periods for the Lipper Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge. The Board also reviewed materials showing that a portion was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members considered the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the applicable peer groups. The Independent Board Members noted that the management fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher management fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

The Gabelli Convertible and Income Securities Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record within its relatively conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were acceptable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a BS in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a consultant to Gabelli Funds, LLC. Previously Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a BA from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed-End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGCVX”.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

THE GABELLI CONVERTIBLE AND
INCOME SECURITIES FUND INC.
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS

John Birch	Werner J. Roeder
Partner,	Former Medical Director,
The Cardinal Partners Global	Lawrence Hospital

E. Val Cerutti	Anthonie C. van Ekris
Chief Executive Officer,	Chairman,
Curutti Consultants, Inc.	BALMAC International Inc.

Anthony S. Colavita President,	Salvatore J. Zizza
Anthony S. Colavita, P.C.	Chairman,
Zizza and Associates Corp.
Thomas H. Dinsmore, CFA
Portfolio Manager,	OFFICERS
Gabelli Funds, LLC
Bruce N. Alpert
Vincent D. Enright	President
Former Senior Vice President
And Chief Financial Officer,	John C. Ball
KeySpan Corp.	Treasurer

Leslie F. Foley	Peter Goldstein
Attorney,	Secretary & Vice President
Addison Gallery of American Art
Richard J. Walz
Daniel D. Harding	Chief Compliance Officer
Managing General Director,
Global Equity Income Fund	Laurissa M. Martire
Vice President & Ombudsman
Michael J. Melarkey
Of Counsel,	Bethany A. Uhlein
McDonald Carano Wilson LLP	Vice President & Ombudsman

Agnes Mullady	INVESTMENT ADVISER
Former Senior Vice President
of GAMCO Investors, Inc.	Gabelli Funds, LLC
One Corporate Center
Kuni Nakamura	Rye, New York 10580-1422
President,
Advanced Polymer, Inc.	CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher
& Flom LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GCV Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective April 30, 2021, Ms. Jane O’Keeffe retired as a portfolio manager of the Fund. Ms. O’Keeffe will be a consultant to the portfolio management team of Mr. Mario J. Gabelli, CFA, Mr. Thomas Dinsmore, CFA, and Mr. James Dinsmore, CFA.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2021 through 01/31/2021	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – 18,821,385 Preferred Series E – 337,600
Month #2 02/01/2021 through 02/28/2021	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – 18,821,385 Preferred Series E – 337,600
Month #3 03/01/2021 through 03/31/2021	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – 18,821,385 Preferred Series E – 337,600
Month #4 04/01/2021 through 04/30/2021	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – 18,821,385 Preferred Series E – 337,600
Month #5 05/01/2021 through 05/31/2021	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – 18,821,385 Preferred Series E – 337,600
Month #6 06/01/2021 through 06/30/2021	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – 18,821,385 Preferred Series E – 337,600
Total	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	Common – N/A Preferred Series E – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased at a discount to the liquidation value of $100.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.